Business Combinations - Schedule Hypothetical Number of Shares (Details) - Mergers	Sep. 12, 2025 shares
TURN
Business Combination [Line Items]
Percentage Ownership	44.00%
Scenario, Plan
Business Combination [Line Items]
Number of hypothetical legacy shares issued to TURN shareholders (in shares)	54,846,950
Percentage Ownership	100.00%
Scenario, Plan | Legacy Mount Logan Shareholders
Business Combination [Line Items]
Number of hypothetical legacy shares issued to TURN shareholders (in shares)	30,960,503
Percentage Ownership	56.00%
Scenario, Plan | TURN
Business Combination [Line Items]
Number of hypothetical legacy shares issued to TURN shareholders (in shares)	23,886,447
Percentage Ownership	44.00%